RELATED PARTY TRANSACTIONS, Consulting Arrangements (Details) - Consulting Arrangements [Member] - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Monthly fee	$ 90,000	$ 90,000
Fees incurred	237,962	233,373
Accrued Expenses [Member]
Related Party Transactions [Abstract]
Fees payable	$ 25,000	$ 50,000